Regulatory Capital Financial Instruments (Details) - Schedule of Maturities of Subordinated Bond - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	$ 1,910,697	$ 1,813,938
Due within 1 year
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	0	0
Due after 1 year but within 2 years
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	201,066	0
Due after 2 year but within 3 years
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	0	188,868
Due after 3 year but within 4 years
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	131,208	0
Due after 4 year but within 5 years
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	0	110,296
Due after 5 years
Schedule of maturities of subordinated bond [Abstract]
Total subordinated bonds	$ 1,578,423	$ 1,514,774